Segment Reporting - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 Segment	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable segments	2
Total revenue	$ 21,283	$ 16,480	$ 22,973	$ 17,800	$ 11,730
United States [Member] | Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 13,000	$ 11,200	$ 14,900	$ 13,500	$ 10,200